LOSS PER SHARE (Details) $ / shares in Units, shares in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2024 USD ($) Vote $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares
LOSS PER SHARE [Abstract]
Loss attributable to ordinary equity shareholders of the Group | $		$ (17,137)	$ (49,827)
Weighted average number of ordinary shares outstanding (in shares) | shares	[1]	120,686	109,805
Loss per share, basic (in dollars per share) | $ / shares		$ (0.14)	$ (0.45)
Loss per share, diluted (in dollars per share) | $ / shares		$ (0.14)	$ (0.45)
Class A Ordinary Shares [Member]
LOSS PER SHARE [Abstract]
Number of votes granted per share | Vote		1
Class V Ordinary Shares [Member]
LOSS PER SHARE [Abstract]
Number of votes granted per share | Vote		10

[1]	Each Class A ordinary share carries 1 vote and each Class V ordinary share carries 10 votes. All classes of shares are entitled to dividend and rank pari passu except for voting rights. They are included in the ordinary shares and the shareholders of the shares are referred to as the ordinary equity shareholders in the context of notes and presentations of earnings per share.